UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10197

Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
	May 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 8.3% (5.8% of Total Investments)
$ 330	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	$ 322,882
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,775	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Baa1	2,785,823
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
12,540	5.750%, 6/01/47	6/17 at 100.00	B	11,811,426
1,270	5.125%, 6/01/47	6/17 at 100.00	B	1,116,228
3,660	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	3,433,483
	Bonds, Series 2007A-2, 5.300%, 6/01/37
20,575	Total Consumer Staples			19,469,842
	Education and Civic Organizations – 6.9% (4.8% of Total Investments)
1,775	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	1,933,721
	Laboratory, Series 2012, 5.000%, 7/01/37
2,745	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1	4,194,882
	Tender Option Bond Trust 09-11B, 18.149%, 10/01/38 (IF) (4)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
125	5.000%, 11/01/21	11/15 at 100.00	A2	134,673
165	5.000%, 11/01/25	11/15 at 100.00	A2	177,159
1,915	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	9/13 at 100.00	Baa2	1,917,719
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A,	6/20 at 100.00	BBB+	2,823,400
	6.250%, 6/01/40
2,945	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	3,488,294
	Tender Option Bond Trust 1065, 9.221%, 3/01/33 (IF)
850	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	951,660
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
565	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	567,526
	University, Series 2003, 6.500%, 10/01/23
13,585	Total Education and Civic Organizations			16,189,034
	Health Care – 26.8% (18.5% of Total Investments)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series	10/13 at 100.00	BBB	2,003,800
	2001, 6.000%, 4/01/22
2,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	2,720,175
	Series 2008J, 5.625%, 7/01/32
895	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	974,181
	San Diego, Series 2011, 5.250%, 8/15/41
3,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,164,730
	5.250%, 11/15/46
9,260	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	9,768,467
	5.250%, 11/15/46 (UB)
4,215	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	BBB	4,428,490
	of Central California, Series 2007, 5.250%, 2/01/27
2,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	2,654,316
	West, Series 2005A, 5.000%, 3/01/35
2,225	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	2,191,959
	System, Series 2007A, 5.125%, 7/15/31
5,250	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB–	5,463,465
	Health System, Series 2005A, 5.250%, 7/01/35
425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	468,622
	Series 2001C, 5.250%, 8/01/31
1,035	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AA	1,123,151
	2004D, 5.050%, 8/15/38 – AGM Insured
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health,
	Series 2005A:
2,705	5.000%, 11/15/43	11/15 at 100.00	AA–	2,841,819
3,315	5.000%, 11/15/43 (UB) (4)	11/15 at 100.00	AA–	3,482,673
	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health
	System, Trust 2554:
998	18.368%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	1,319,573
1,325	18.335%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	1,752,008
2,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	2,294,140
	2008A, 8.250%, 12/01/38
1,610	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	1,747,848
	California, Series 2010, 5.375%, 3/15/36
455	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB+	485,371
	6.500%, 11/01/29
4,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	5,172,720
	6.000%, 11/01/41
5,785	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	5,875,420
	Center, Series 2007A, 5.000%, 7/01/38
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	2,741,085
	7.500%, 12/01/41
58,568	Total Health Care			62,674,013
	Housing/Multifamily – 1.3% (0.9% of Total Investments)
1,320	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,439,539
	Series 2010A, 6.400%, 8/15/45
410	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	434,883
	Series 2012A, 5.500%, 8/15/47
940	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	988,466
	Series 2012B, 7.250%, 8/15/47
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	209,164
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
2,875	Total Housing/Multifamily			3,072,052
	Housing/Single Family – 3.1% (2.1% of Total Investments)
1,490	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	BBB	1,471,509
	5.050%, 2/01/29 (Alternative Minimum Tax)
160	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	167,389
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
5,775	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M, 4.650%, 8/01/31	2/16 at 100.00	BBB	5,509,350
	(Alternative Minimum Tax)
7,425	Total Housing/Single Family			7,148,248
	Industrials – 0.0% (0.0% of Total Investments)
3,175	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	D	87,344
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
	Tax Obligation/General – 33.8% (23.4% of Total Investments)
1,300	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa3	1,476,280
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
10,000	California State, General Obligation Bonds, Series 2006CD, 4.600%, 12/01/32 (Alternative	12/15 at 100.00	AA	10,105,800
	Minimum Tax)
13,850	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 4/01/38	4/19 at 100.00	A1	16,411,835
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,000	6.000%, 3/01/33	3/20 at 100.00	A1	2,446,820
1,000	5.250%, 11/01/40	11/20 at 100.00	A1	1,138,260
	California State, General Obligation Bonds, Various Purpose Series 2011:
3,650	5.000%, 9/01/41	9/21 at 100.00	A1	3,958,827
2,190	5.000%, 10/01/41	10/21 at 100.00	A1	2,376,917
	California State, General Obligation Bonds, Various Purpose Series 2012:
4,850	5.250%, 2/01/29	2/22 at 100.00	A1	5,579,295
2,000	5.000%, 4/01/42	4/22 at 100.00	A1	2,176,220
1,500	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 4/01/37	4/23 at 100.00	A1	1,665,315
32,730	Desert Community College District, Riverside County, California, General Obligation Bonds,	No Opt. Call	Aa2	5,693,711
	Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured
1,285	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/19 at 100.00	Aa2	1,472,019
	Series 2009D, 5.000%, 7/01/27
13,530	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	Aa3	8,002,724
	Series 2004A, 0.000%, 8/01/24 – NPFG Insured
1,265	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	8/17 at 100.00	A+	1,393,309
	5.000%, 8/01/32 – NPFG Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A	2,121,980
	NPFG Insured
1,000	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	1,143,560
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
	Yosemite Community College District, California, General Obligation Bonds, Capital
	Appreciation, Election 2004, Series 2010D:
6,480	0.000%, 8/01/31	No Opt. Call	Aa2	2,854,051
17,510	0.000%, 8/01/42	No Opt. Call	Aa2	7,398,500
1,600	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,762,800
	2011C, 5.250%, 8/01/47
119,740	Total Tax Obligation/General			79,178,223
	Tax Obligation/Limited – 24.1% (16.7% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24	9/14 at 102.00	N/R	671,268
385	5.800%, 9/01/35	9/14 at 102.00	N/R	395,029
1,190	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	321,847
	Tax Bonds, Series 2007, 5.750%, 8/01/25 (5)
1,245	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,308,383
1,200	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	1,204,608
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
435	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	447,454
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
700	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	9/13 at 102.00	A	705,943
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Series 2003,
	5.000%, 9/01/33 – NPFG Insured
960	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	10/13 at 100.00	A–	963,658
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	764,108
	6.000%, 9/01/34
1,500	Gilroy School Facilities Financing Authority, Santa Clara County, California, Revenue Bonds,	8/23 at 100.00	Aa3	1,605,060
	Series 2013A, 5.000%, 8/01/46
1,200	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	1,248,264
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AGC Insured
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	N/R	1,876,428
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,800	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,838,232
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/23 at 100.00	AA	1,584,075
	Participation, Series 2013A, 5.000%, 2/01/38 – BAM Insured
870	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BB+	897,718
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
205	5.000%, 9/01/26	9/16 at 100.00	N/R	211,613
470	5.125%, 9/01/36	9/16 at 100.00	N/R	480,467
2,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	2,052,920
	Series 2003H, 6.000%, 10/01/20
415	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	418,237
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
1,265	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,297,384
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
800	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	833,552
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
750	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	891,053
	2011A, 7.000%, 9/01/31
475	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	588,098
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
485	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/14 at 102.00	N/R	488,865
	Series 2006D, 5.000%, 9/01/33
175	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	202,787
	Project, Series 2011, 6.750%, 9/01/40
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/13 at 100.00	N/R	2,004,900
	Ranch, Series 2003A, 5.550%, 8/15/33
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
165	6.000%, 9/01/33	9/13 at 100.00	N/R	170,381
360	6.125%, 9/01/41	9/13 at 100.00	N/R	371,628
3,085	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	3,347,873
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	5,122,300
	2009A, 0.000%, 8/01/32
550	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	627,820
	2011A, 5.750%, 9/01/30
385	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	386,390
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	113,540
	Area, Series 2011B, 6.500%, 10/01/25
475	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	477,817
	8/01/25 – AMBAC Insured
700	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	709,618
	Series 2003C, 6.000%, 9/01/33
	San Buenaventura Redevelopment Agency, California, Merged Project Areas Tax Allocation Bonds,
	Series 2008:
1,000	7.750%, 8/01/28	8/16 at 102.00	A	1,142,330
1,325	8.000%, 8/01/38	8/16 at 102.00	A	1,488,585
990	San Diego, California, Special Tax Community Facilities District 4 Black Mountain Ranch	9/13 at 100.00	N/R	1,022,878
	Villages Bonds, Series 2008A, 6.000%, 9/01/37
80	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	94,833
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
85	7.000%, 8/01/33	2/21 at 100.00	BBB	98,847
105	7.000%, 8/01/41	2/21 at 100.00	BBB	120,387
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
1,100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	A	1,137,928
765	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	A	789,602
995	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	1,027,765
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
1,530	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2	8/15 at 100.00	A–	1,544,749
	and 3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
140	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	155,177
	7.000%, 10/01/26
6,500	Ventura County Public Financing Authority, California, Lease Revenue Bonds Series 2013A,	11/22 at 100.00	AA	7,115,095
	5.000%, 11/01/38
415	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R	446,034
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39
1,930	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,968,330
	District 01-1, Series 2003B, 6.750%, 9/01/30
500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	491,515
	District 01-1, Series 2004B, 6.000%, 9/01/39
850	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	849,354
	District 2001-1, Series 2004A, 6.125%, 9/01/39
240	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	287,479
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
54,580	Total Tax Obligation/Limited			56,410,206
	Transportation – 3.9% (2.7% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,961,760
	2008, Trust 3211, 13.528%, 10/01/32 (IF)
7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	7,162,820
	Bonds, Series 1999, 5.875%, 1/15/27
8,430	Total Transportation			9,124,580
	U.S. Guaranteed – 10.2% (7.1% of Total Investments) (6)
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (6)	2,172,852
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
4,900	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	AAA	5,029,605
	2003C, 5.500%, 6/01/16 (Pre-refunded 12/01/13)
860	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aaa	904,213
	(Pre-refunded 7/01/14)
415	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (6)	448,773
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
4,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A (6)	4,201,240
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
1,170	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (6)	1,211,348
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
885	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (6)	915,179
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AA+ (6)	2,751,300
	6.000%, 8/01/26 (ETM)
1,055	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	N/R (6)	1,071,880
	Home Park, Series 2003A, 5.750%, 9/15/38 (Pre-refunded 9/15/13)
700	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R (6)	712,964
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38 (Pre-refunded 9/15/13)
355	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (6)	390,312
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
1,700	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AA- (6)	1,760,486
	5.000%, 3/01/24 (Pre-refunded 3/01/14) – NPFG Insured
825	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA- (6)	978,731
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) –
	AMBAC Insured
1,315	University of California, Limited Project Revenue Bonds, Series 2007D, 5.000%, 5/15/41	5/16 at 101.00	Aa2 (6)	1,396,070
	(Pre-refunded 5/15/16) – FGIC Insured
22,110	Total U.S. Guaranteed			23,944,953
	Utilities – 9.2% (6.3% of Total Investments)
5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AA–	5,298,250
	Series 2004, 5.250%, 10/01/21 – NPFG Insured
2,355	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,656,887
	2007A, 5.000%, 11/15/35
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	536,030
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
1,545	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/23 at 100.00	AA–	1,796,773
	2013B, 5.000%, 7/01/29 (WI/DD, Settling 6/04/13)
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
790	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	809,576
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,535,325
1,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	1,715,040
	Bonds, Series 2010-1, 5.000%, 7/01/28
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A–	4,488,760
	5.000%, 11/01/33
2,500	Walnut Energy Center Authority, California, Revenue Refunding Bonds, Turlock Irrigation	1/20 at 100.00	A+	2,660,475
	District, Series 2010A, 5.000%, 1/01/40
19,690	Total Utilities			21,497,116
	Water and Sewer – 16.9% (11.7% of Total Investments)
2,500	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	2,933,425
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/28
5,240	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	5,255,353
	Resources Channelside Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
1,400	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,509,508
	8/01/36 – NPFG Insured
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	587,238
	5.000%, 4/01/36 – NPFG Insured
2,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization	7/17 at 100.00	AAA	2,238,720
	Series 2007A, 5.000%, 7/01/37
1,160	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,791,690
	Bond Trust 09-8B, 18.355%, 7/01/35 (IF) (4)
1,500	Orange County Water District, California, Revenue Certificates of Participation, Tender Option	8/19 at 100.00	AAA	2,201,580
	Bond Trust 11782-1, 17.936%, 2/15/35 (IF)
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	820,110
	2006, 5.000%, 12/01/31 – FGIC Insured
	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,
	Series 2012A:
19,000	5.000%, 11/01/43	5/22 at 100.00	AA–	21,005,250
1,000	5.000%, 11/01/43 (UB)	5/22 at 100.00	AA–	1,105,540
35,095	Total Water and Sewer			39,448,414
$ 365,848	Total Investments (cost $313,705,153) – 144.5%			338,244,025
	Floating Rate Obligations – (4.3)%			(10,130,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (41.8)% (7)			(97,846,300)
	Other Assets Less Liabilities – 1.6%			3,890,065
	Net Assets Applicable to Common Shares – 100%			$ 234,157,790

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$338,244,025	$ —	$338,244,025

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments was $303,732,191.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$29,596,128
Depreciation	(5,211,444)
Net unrealized appreciation (depreciation) of investments	$24,384,684

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1)
defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the
Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.9%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2013